Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues, net	$ 4,251,147	$ 3,532,645	$ 14,798,283	$ 15,239,434	$ 19,629,062	$ 16,502,209
Cost of revenues	2,668,864	2,544,058	9,977,060	10,413,868	12,822,450	11,425,619
Gross profit	1,582,283	988,587	4,821,223	4,825,566	6,806,612	5,076,590
Operating expenses:
Selling, general and administrative	3,474,844	3,296,323	10,438,487	9,738,107	15,909,840	9,718,286
Gain on change in fair value of earnout liability					(520,000)
Impairment of goodwill					4,443,000
Total operating expenses					19,832,840	9,718,286
Operating loss	(1,892,561)	(2,307,736)	(5,617,264)	(4,912,541)	(13,026,228)	(4,641,696)
Other (expense) income:
Rental income	25,704	25,704	77,111	77,111	102,815	102,815
Other income			4,911,760		3,054
Interest expense	(1,004,626)	(349,172)	(2,575,737)	(875,036)	(1,298,168)	(501,221)
Total other (expense) income	(978,922)	(323,468)	2,413,134	(797,925)	(1,192,299)	(398,406)
Loss before income taxes	(2,871,483)	(2,631,204)	(3,204,130)	(5,710,466)	(14,218,527)	(5,040,102)
Income tax expense				74,200	(19,547)	303,915
Net loss	(2,871,483)	(2,631,204)	(3,204,130)	(5,784,666)	(14,198,980)	(5,344,017)
Net income (loss) attributable to noncontrolling interests	(37,439)	(49,103)	(15,198)	(31,858)	(1,269,274)	(13,891)
Net loss attributable to Vinco Ventures, Inc.	$ (2,834,044)	$ (2,582,101)	$ (3,188,932)	$ (5,752,808)	$ (12,929,706)	$ (5,330,126)
Net loss per share
- basic and diluted	$ (0.30)	$ (0.44)	$ (0.29)	$ (1.00)	$ (2.36)	$ (1.28)
Weighted average number of common shares outstanding - basic and diluted	9,324,023	5,834,167	10,853,242	5,733,379	6,026,049	4,157,054